SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2014
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On April 19, 2014, the Company entered into an advisory services agreement with an individual third party, in which the individual will join the Company’s scientific advisory board commencing on April 19, 2014 and for a period of two (2) years. Compensation will be in the form of issuance of 250,000 shares of the Company’s common stock.